UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2010
Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.
Annual Report October 31, 2010 United Association S&P 500 Index Fund

TABLE OF CONTENTS

Fund Overview	1
Top 10 Holdings	4
Schedule of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Disclosure of Fund Expenses	22
Trustees and Officers of The Advisors’ Inner Circle Fund	23
The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission’s website at http://www.sec.gov.

Fund Overview
October 31, 2010
Investment Goal
To approximate, before fund expenses, the investment results of the S&P 500 Index
Inception Date
Class I – March 1, 2000
Class II – March 27, 2000
Ticker Symbol
Class I – UASPX
Class II – UAIIX
Market Commentary for the Year Ended October 31, 2010
United Association S&P 500 Index Fund
Performance
For the year ended October 31, 2010, the United Association S&P 500 Index Fund Class I Shares returned a total of 15.99% net of fees. The fund strives to track performance of the S&P 500 Index, which returned 16.52% over the same period.
Macroeconomic effects have been a driving force behind equity returns over the last twelve months. As 2009 ended, the U.S. economy moved past the worst of the recession, though the consumer remained curtailed by high unemployment and weak housing markets. It was government spending that kick-started the economy, followed by an uptick in corporate investment, leading to an impressive 5% and 3.7% growth in GDP in the fourth quarter of 2009 and first quarter of 2010, respectively. Positive economic data encouraged equity returns from the beginning of the period (November 1, 2009) through nearly the end of April, with leadership vacillating between large and small cap stocks. As April came to an end, fears of an escalating crisis in Europe, the Gulf oil spill, and a potential slowdown to the U.S. economic recovery led to a considerable increase in market volatility as investors fled equities. This volatility held through until the end of August, but since that point, equities have rallied as Europe has stabilized, the Gulf oil spill was contained, and the upcoming elections appeared as though they would provide positive backdrop for the markets.
Outside of the macro picture, earnings have been quite strong for the S&P 500. At the end of 2009, analysts expected the S&P 500 (in aggregate) to earn $76 a share in 2010. That number has now moved closer to $84. When contrasted to 2008 when earnings for the S&P 500 came in at $59 per share, we have seen considerable strength in earnings. The fastest growing sectors have been Financials, with estimated earnings growth of near 190%, Materials (earnings growth of 89%), and Consumer Discretionary (earnings growth of 64%). We have seen more positive surprises than average consistently over the last 12 months and both earnings and revenue continue to grow faster than consensus.
Looking at valuation, we ended the reporting period in 2009 (October 31, 2009) with the S&P 500 valued near 15x forward looking earnings. Over the last 12 months, the S&P 500 has posted a near 15% return and valuations have fallen to 13x forward looking earnings, for a 24% discount to their historical average.
One thing we have noticed over the last 18 months is a sharp increase in the correlation of stocks within the S&P 500 Index, and across all markets. Correlation as we have seen in the last two years has never before been recorded in recent history, dating back to 1980. One year implied correlation in the markets is over 70%, which can lead to considerable volatility for markets as a whole. We believe this stems from a variety of sources. One is the uncertainty surrounding the current global macroeconomic picture. As the economic environment becomes more unstable, stock price reactions become increasingly tied to economic rather than fundamental developments. As well, increased use of index futures and program trading are exacerbating this phenomenon. If these high levels of correlation persist, we believe there could be significant swings in index values.

Fund Overview
October 31, 2010
Looking forward, earnings growth should remain strong with 2011 S&P 500 aggregate earnings estimates expected to be around $95 a share. Large cap stocks remain attractive as higher quality equity offerings and are trading at a considerable discount to historical averages. While high levels of correlation are cause for concern, this should be less impactful to passively invested investment vehicles.
Sincerely,

Hitesh Patel
Director, Structured Equity Strategies
PNC Capital Advisors, LLC
The above commentary represents Investment Adviser’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Fund Overview
October 31, 2010
Performance Update

	Average Annual Total Returns
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return

UA S&P 500 Index Fund, Class I	15.99%	(6.43)%	1.80%	(0.03)%

	Average Annual Total Returns
	1 Year	3 Year	5 Year	10 Year
	Return	Return	Return	Return

UA S&P 500 Index Fund, Class II	15.95%	(6.45)%	1.75%	(0.08)%
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Fund Overview

Top 10 Holdings* (% of Total Net Assets)

Exxon Mobil	3.0%
Apple Computer	2.4%
Microsoft	1.8%
International Business Machines	1.6%
Procter & Gamble	1.6%
Johnson & Johnson	1.6%
General Electric	1.6%
AT&T	1.6%
Chevron	1.5%
JPMorgan Chase	1.4%

*	Excludes Cash Equivalent securities.
The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of the annual period end and may not be representative of the Fund’s current or future investments.
Definition of the Index
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.
“Standard & Poor’s®”, “S&P®”, “S&P500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PNC Capital Advisors, LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

October 31, 2010
United Association S&P 500 Index Fund
Schedule of Investments

Description	Shares	Value

Common Stock (97.6%)

Consumer Discretionary (10.5%)
Abercrombie & Fitch, Cl A	1,883	$80,705
Amazon.com*	7,130	1,177,448
Apollo Group, Cl A*	2,682	100,522
AutoNation*	1,655	38,429
Autozone*	617	146,618
Bed Bath & Beyond*	5,467	240,001
Best Buy	7,397	317,923
Big Lots*	1,731	54,301
CarMax*	4,808	149,000
Carnival	9,366	404,330
CBS, Cl B	14,460	244,808
Coach	6,568	328,400
Comcast, Cl A	61,506	1,265,793
Darden Restaurants	2,948	134,753
DeVry	1,284	61,452
DIRECTV, Cl A*	18,085	785,974
Discovery Communications, Cl A*	5,901	263,244
DR Horton	5,862	61,199
Eastman Kodak*	5,708	26,885
Expedia	3,594	104,046
Family Dollar Stores	2,900	133,893
Ford Motor*	69,581	983,179
Fortune Brands	3,210	173,500
GameStop, Cl A*	3,432	67,473
Gannett	7,442	88,188
Gap	10,648	202,418
Genuine Parts	3,285	157,220
Goodyear Tire & Rubber*	4,148	42,393

Description	Shares	Value

H&R Block	7,005	$82,589
Harley-Davidson	4,856	148,982
Harman International Industries*	1,433	48,077
Hasbro	2,930	135,512
Home Depot	36,583	1,129,683
International Game Technology	6,130	95,567
Interpublic Group*	12,095	125,183
JC Penney	4,865	151,691
Johnson Controls	14,505	509,416
Kohl’s*	6,544	335,053
Leggett & Platt	3,120	63,586
Lennar, Cl A	3,469	50,335
Limited Brands	6,231	183,129
Lowe’s	31,375	669,229
Macy’s	9,678	228,788
Marriott International, Cl A	6,123	226,857
Mattel	7,539	175,885
McDonald’s	22,944	1,784,355
McGraw-Hill	6,619	249,205
Meredith	745	25,293
New York Times, Cl A*	2,480	19,022
Newell Rubbermaid	5,914	104,382
News, Cl A	49,749	719,370
Nike, Cl B	8,407	684,666
Nordstrom	4,020	154,810
Office Depot*	5,996	26,922
Omnicom Group	6,529	287,015
O’Reilly Automotive*	2,904	169,884
Polo Ralph Lauren, Cl A	1,359	131,660
priceline.com*	1,010	380,578
Pulte Group*	6,771	53,153
RadioShack	2,600	52,338
Ross Stores	2,527	149,068
Scripps Networks Interactive, Cl A	1,863	94,808
Sears Holdings*	1,232	88,679
Sherwin-Williams	2,101	153,310
Stanley Black & Decker	3,216	199,296
Staples	15,859	324,634
Starbucks	15,986	455,281
Starwood Hotels & Resorts Worldwide	3,676	199,019
Target	15,836	822,522
Tiffany	2,186	115,858
Time Warner	23,555	765,773
Time Warner Cable, Cl A	7,671	443,921
TJX	8,756	401,813
Urban Outfitters*	2,016	62,032
VF	1,841	153,245
Viacom, Cl B*	13,074	504,526
Walt Disney	39,857	1,439,236

October 31, 2010
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Washington Post, Cl B	128	$51,475
Whirlpool	1,600	121,328
Wyndham Worldwide	2,974	85,502
Wynn Resorts	1,374	147,252
Yum! Brands	10,101	500,606

		24,315,494

Consumer Staples (10.8%)
Altria Group	45,903	1,166,854
Archer-Daniels-Midland	13,421	447,188
Avon Products	9,031	274,994
Brown-Forman, Cl B	2,250	136,822
Campbell Soup	3,889	140,976
Clorox	2,924	194,592
Coca-Cola	49,013	3,005,477
Coca-Cola Enterprises	6,689	160,603
Colgate-Palmolive	9,598	740,198
ConAgra Foods	9,126	205,244
Constellation Brands, Cl A*	2,015	39,756
Costco Wholesale	9,176	575,978
CVS	27,342	823,541
Dean Foods*	3,824	39,770
Dr. Pepper Snapple Group	5,406	197,589
Estee Lauder, Cl A	3,303	235,074
General Mills	14,292	536,522
Hershey	3,131	154,953
HJ Heinz	6,885	338,122
Hormel Foods	1,434	65,849
JM Smucker	2,504	160,957
Kellogg	5,525	277,687
Kimberly-Clark	9,169	580,764
Kraft Foods, Cl A	38,000	1,226,260
Kroger	13,879	305,338
Lorillard	3,199	273,003
McCormick	2,698	119,306
Mead Johnson Nutrition, Cl A	3,391	199,459
Molson Coors Brewing, Cl B	3,254	153,686
PepsiCo	32,979	2,153,529
Philip Morris International	38,755	2,267,167
Procter & Gamble	59,554	3,785,848
Reynolds American	4,314	279,979
Safeway	8,282	189,658
Sara Lee	14,719	210,923
Supervalu	8,427	90,927
Sysco	12,371	364,450
Tyson Foods, Cl A	6,286	97,747
Walgreen	20,319	688,408
Wal-Mart Stores	41,656	2,256,505

Description	Shares	Value

Whole Foods Market*	3,060	$121,635

		25,283,338

Energy (10.8%)
Anadarko Petroleum	10,324	635,649
Apache	7,495	757,145
Baker Hughes	9,263	429,155
Cabot Oil & Gas	2,259	65,466
Cameron International*	4,240	185,500
Chesapeake Energy	15,270	331,359
Chevron	42,652	3,523,482
ConocoPhillips	31,872	1,893,197
Consol Energy	4,687	172,294
Denbury Resources*	8,409	143,121
Devon Energy	9,085	590,707
Diamond Offshore Drilling	1,455	96,263
El Paso	14,436	191,421
EOG Resources	4,929	471,804
Exxon Mobil	106,182	7,057,917
FMC Technologies*	1,931	139,225
Halliburton	17,804	567,235
Helmerich & Payne	3,241	138,650
Hess	6,098	384,357
Marathon Oil	15,308	544,506
Massey Energy	1,861	78,292
Murphy Oil	4,231	275,692
Nabors Industries Ltd.*	6,202	129,622
National Oilwell Varco	9,894	531,901
Noble Energy	3,133	255,277
Occidental Petroleum	17,391	1,367,454
Peabody Energy	5,716	302,377
Pioneer Natural Resources	1,936	135,133
QEP Resources*	3,684	121,682
Range Resources	3,354	125,406
Rowan*	2,401	78,993
Schlumberger	29,620	2,070,142
Southwestern Energy*	7,322	247,850
Spectra Energy	14,237	338,414
Sunoco	2,473	92,663
Tesoro	5,773	74,818
Valero Energy	11,754	210,984
Williams	14,964	322,025

		25,077,178

Financials (15.0%)
ACE	7,503	445,828
Aflac	10,138	566,613

October 31, 2010
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Allstate	11,191	$341,214
American Express	21,904	908,140
American International Group*	3,556	149,388
Ameriprise Financial	5,767	298,096
AON	5,502	218,704
Apartment Investment & Management REIT, Cl A	2,468	57,529
Assurant	2,997	118,501
AvalonBay Communities REIT	1,810	192,421
Bank of America	211,117	2,415,178
Bank of New York Mellon	24,694	618,832
BB&T	14,378	336,589
Berkshire Hathaway, Cl B*	36,578	2,910,146
Boston Properties REIT	2,948	254,088
Capital One Financial	10,061	374,973
CB Richard Ellis Group, Cl A*	7,657	140,506
Charles Schwab	18,962	292,015
Chubb	6,738	390,939
Cincinnati Financial	4,229	124,502
Citigroup*	543,682	2,267,154
CME Group, Cl A	1,331	385,524
Comerica	3,601	128,844
Discover Financial Services	11,503	203,028
E*Trade Financial*	4,384	62,691
Equity Residential REIT	5,907	287,257
Federated Investors, Cl B	1,881	46,856
Fifth Third Bancorp	16,861	211,774
First Horizon National*	4,666	47,080
Franklin Resources	3,117	357,520
Genworth Financial, Cl A*	10,560	119,750
Goldman Sachs Group	10,657	1,715,244
Hartford Financial Services Group	9,681	232,150
HCP REIT	6,567	236,478
Health Care REIT	2,103	107,463
Host Hotels & Resorts REIT	13,701	217,709
Hudson City Bancorp	10,010	116,616
Huntington Bancshares	19,413	110,072
IntercontinentalExchange*	1,338	153,696
Invesco	9,856	226,688
Janus Capital Group	3,912	41,311
JPMorgan Chase	85,222	3,206,904
KeyCorp	17,967	147,150
Kimco Realty REIT	8,464	145,835
Legg Mason	3,416	105,999
Leucadia National*	3,974	101,019
Lincoln National	6,992	171,164
Loews	6,642	262,226
M&T Bank	1,741	130,140
Marsh & McLennan	11,616	290,168
Marshall & Ilsley	10,986	64,927

Description	Shares	Value

MetLife	19,631	$791,718
Moody’s	4,084	110,513
Morgan Stanley	30,108	748,786
Nasdaq OMX Group*	4,246	89,251
Northern Trust	4,512	223,930
NYSE Euronext	5,441	166,712
People’s United Financial	5,968	73,466
Plum Creek Timber REIT	3,395	125,072
PNC Financial Services Group (A)	11,482	618,880
Principal Financial Group	6,725	180,499
Progressive	15,007	317,548
Prologis REIT	10,239	139,762
Prudential Financial	9,996	525,590
Public Storage REIT	2,952	292,897
Regions Financial	26,850	169,155
Simon Property Group REIT	6,198	595,132
SLM*	12,417	147,762
State Street	10,725	447,876
SunTrust Banks	11,030	275,971
T Rowe Price Group	4,865	268,889
Torchmark	2,190	125,443
Travelers	10,065	555,588
UnumProvident	7,902	177,163
US Bancorp	40,171	971,335
Ventas	3,264	174,820
Vornado Realty Trust REIT	3,463	302,632
Wells Fargo	110,980	2,894,358
XL Group, Cl A	7,205	152,386
Zions Bancorporation	3,647	75,347

		34,793,120

Health Care (11.2%)
Abbott Laboratories	33,518	1,720,144
Aetna	9,079	271,099
Allergan	6,357	460,310
AmerisourceBergen	5,874	192,785
Amgen*	19,537	1,117,321
Baxter International	12,760	649,484
Becton Dickinson	4,915	371,181
Biogen Idec*	5,562	348,793
Boston Scientific*	31,138	198,660
Bristol-Myers Squibb	37,184	1,000,250
Cardinal Health	8,892	308,463
CareFusion*	4,068	98,202
Celgene*	9,126	566,451
Cephalon*	1,527	101,454
Cerner*	1,462	128,407
Cigna	5,912	208,043
Coventry Health Care*	5,487	128,506

October 31, 2010
United Association S&P 500 Index Fund — continued

Description	Shares	Value

CR Bard	1,998	$166,074
DaVita*	2,174	155,984
DENTSPLY International	3,088	96,932
Eli Lilly	22,682	798,406
Express Scripts*	10,802	524,113
Forest Laboratories*	6,129	202,563
Genzyme*	4,889	352,643
Gilead Sciences*	16,540	656,142
Hospira*	2,967	176,477
Humana*	3,506	204,365
Intuitive Surgical*	820	215,619
Johnson & Johnson	58,894	3,749,781
King Pharmaceuticals*	5,280	74,659
Laboratory Corp of America Holdings*	2,196	178,579
Life Technologies*	3,774	189,379
McKesson	5,830	384,663
Medco Health Solutions*	8,696	456,801
Medtronic	22,798	802,718
Merck	66,381	2,408,303
Mylan*	6,325	128,524
Patterson	3,712	102,637
PerkinElmer	5,019	117,696
Pfizer	169,584	2,950,762
Quest Diagnostics	3,144	154,496
St. Jude Medical*	6,863	262,853
Stryker	7,154	354,051
Tenet Healthcare*	8,858	38,621
Thermo Fisher Scientific*	8,789	451,931
UnitedHealth Group	23,255	838,343
Varian Medical Systems*	2,599	164,309
Waters*	1,955	144,924
Watson Pharmaceuticals*	2,262	105,522
WellPoint*	8,378	455,261
Zimmer Holdings*	4,462	211,677

		26,145,361

Industrials (10.5%)
3M	15,195	1,279,723
Avery Dennison	2,313	84,078
Boeing	15,038	1,062,284
Caterpillar	13,634	1,071,632
CH Robinson Worldwide	3,459	243,790
Cintas	2,698	74,114
CSX	8,238	506,225
Cummins	4,268	376,011
Danaher	11,470	497,339
Deere	8,648	664,166
Dover	3,919	208,099

Description	Shares	Value

Dun & Bradstreet	1,046	$77,833
Eaton	3,481	309,217
Emerson Electric	16,482	904,862
Equifax	2,612	86,535
Expeditors International Washington	4,666	230,314
Fastenal	3,124	160,823
FedEx	6,856	601,408
First Solar*	1,110	152,825
Flowserve	1,180	118,000
Fluor	3,774	181,869
General Dynamics	8,433	574,456
General Electric	228,077	3,653,794
Goodrich	2,558	209,935
Honeywell International	16,555	779,906
Illinois Tool Works	11,147	509,418
Iron Mountain	2,973	64,782
ITT	3,860	182,153
Jacobs Engineering Group*	2,658	102,626
L-3 Communications Holdings	2,758	199,100
Lockheed Martin	6,596	470,229
Masco	5,689	60,645
Norfolk Southern	8,031	493,826
Northrop Grumman	6,678	422,116
Paccar	6,983	357,949
Pall	2,447	104,414
Parker Hannifin	3,368	257,820
Pitney Bowes	4,282	93,947
Precision Castparts	2,994	408,921
Quanta Services*	4,364	85,796
Raytheon	8,437	388,777
Republic Services, Cl A	5,747	171,318
Robert Half International	1,960	53,136
Rockwell Automation	2,952	184,116
Rockwell Collins	3,407	206,158
Roper Industries	1,964	136,360
RR Donnelley & Sons	4,318	79,667
Ryder System	1,105	48,344
Snap-On	773	39,423
Southwest Airlines	15,584	214,436
Stericycle*	1,757	126,047
Textron	4,510	93,898
Tyco International	11,159	427,166
Union Pacific	10,432	914,678
United Parcel Service, Cl B	21,288	1,433,534
United Technologies	19,959	1,492,334
W.W. Grainger	1,287	159,627
Waste Management	10,058	359,272

		24,451,271

October 31, 2010
United Association S&P 500 Index Fund — continued

Description	Shares	Value

Information Technology (18.6%)
Adobe Systems*	11,229	$316,096
Advanced Micro Devices*	4,774	34,993
Agilent Technologies*	7,255	252,474
Akamai Technologies*	3,900	201,513
Altera	6,362	198,558
Amphenol, Cl A	3,663	183,626
Analog Devices	6,272	211,178
Apple Computer*	18,726	5,634,092
Applied Materials	23,882	295,181
Autodesk*	4,823	174,496
Automatic Data Processing	10,517	467,165
BMC Software*	3,783	171,975
Broadcom, Cl A	9,432	384,260
CA	9,585	222,468
Cisco Systems*	118,021	2,694,420
Citrix Systems*	3,351	214,699
Cognizant Technology Solutions, Cl A*	6,463	421,323
Computer Sciences	3,984	195,415
Compuware*	10,107	101,171
Corning	34,231	625,742
Dell*	36,074	518,744
eBay*	24,519	730,912
Electronic Arts*	4,151	65,793
EMC*	44,824	941,752
Fidelity National Information Services	5,532	149,917
Fiserv*	3,189	173,864
FLIR Systems*	3,128	87,084
Google, Cl A*	5,213	3,195,517
Harris	3,374	152,471
Hewlett-Packard	47,811	2,010,931
Intel	117,809	2,364,427
International Business Machines	26,414	3,793,050
Intuit*	5,063	243,024
Jabil Circuit	4,100	62,894
JDS Uniphase*	4,772	50,154
Juniper Networks*	11,049	357,877
KLA-Tencor	3,613	129,056
Lexmark International, Cl A*	2,336	88,838
Linear Technology	4,701	151,513
LSI*	13,513	70,808
Mastercard, Cl A	2,032	487,802
McAfee*	3,330	157,509
MEMC Electronic Materials*	4,819	61,780
Microchip Technology	3,817	122,831
Micron Technology*	21,856	180,749
Microsoft	158,414	4,220,149

Description	Shares	Value

Molex	4,564	$92,649
Monster Worldwide*	2,649	47,841
Motorola*	44,005	358,641
National Semiconductor	5,044	69,103
NetApp*	7,619	405,712
Novell*	7,417	43,983
Novellus Systems*	3,092	90,317
NVIDIA*	7,859	94,544
Oracle	83,496	2,454,782
Paychex	5,403	149,663
QLogic*	3,983	69,981
Qualcomm	33,924	1,530,990
Red Hat*	3,153	133,246
SAIC*	6,334	98,430
Salesforce.com*	2,151	249,667
SanDisk*	4,876	183,240
Symantec*	17,015	275,303
Tellabs	6,568	44,794
Teradata*	3,493	137,485
Teradyne*	8,022	90,167
Texas Instruments	24,577	726,742
Total System Services	4,072	63,564
VeriSign*	3,835	133,266
Visa, Cl A	10,510	821,567
Western Digital*	5,910	189,238
Western Union	14,307	251,803
Xerox	30,911	361,659
Xilinx	5,897	158,099
Yahoo!*	28,426	469,313

		43,366,080

Materials (3.6%)
Air Products & Chemicals	4,594	390,352
Airgas	1,746	123,844
AK Steel Holding	2,344	29,511
Alcoa	20,516	269,375
Allegheny Technologies	2,420	127,510
Ball	1,941	124,923
Bemis	2,319	73,651
CF Industries Holdings	1,491	182,692
Cliffs Natural Resources	2,835	184,842
Dow Chemical	23,835	734,833
Eastman Chemical	1,692	132,940
Ecolab	4,905	241,915
EI du Pont de Nemours	19,817	936,948
FMC	1,518	110,966
Freeport-McMoRan Copper & Gold	10,218	967,440

October 31, 2010
United Association S&P 500 Index Fund — continued

Description	Shares	Value

International Flavors & Fragrances	1,658	$83,165
International Paper	9,208	232,778
MeadWestvaco	3,675	94,558
Monsanto	11,117	660,572
Newmont Mining	9,944	605,292
Nucor	6,595	252,061
Owens-Illinois*	3,464	97,096
Pactiv*	2,858	94,828
PPG Industries	3,436	263,541
Praxair	6,583	601,291
Sealed Air	4,052	93,804
Sigma-Aldrich	2,537	160,897
Titanium Metals*	1,114	21,901
United States Steel	3,014	128,969
Vulcan Materials	2,589	94,525
Weyerhaeuser	10,556	171,218

		8,288,238

Telecommunication Services (3.1%)
American Tower, Cl A*	8,592	443,433
AT&T	126,580	3,607,530
CenturyTel	6,254	258,790
Frontier Communications	20,963	184,055
MetroPCS Communications*	6,738	70,143
Qwest Communications International	47,524	313,658
Sprint-FON Group*	48,957	201,703
Verizon Communications	60,325	1,958,753
Windstream	9,754	123,486

		7,161,551

Utilities (3.5%)
AES*	15,233	181,882
Allegheny Energy	3,510	81,432
Ameren	5,417	156,985
American Electric Power	10,391	389,039
CenterPoint Energy	9,486	157,088
CMS Energy	5,696	104,693
Consolidated Edison	5,996	298,121
Constellation Energy Group	4,628	139,951
Dominion Resources	12,208	530,560
DTE Energy	3,744	175,069
Duke Energy	27,346	497,971
Edison International	6,789	250,514
Entergy	3,916	291,860

Description	Shares	Value

Equities	2,235	$83,678
Exelon	14,102	575,644
FirstEnergy	6,306	229,034
Integrys Energy Group	1,923	102,284
NextEra Energy	8,819	485,398
Nicor	931	44,344
NiSource	6,548	113,346
Northeast Utilities	3,648	114,109
NRG Energy*	5,033	100,207
Oneok	2,241	111,647
Pepco Holdings	5,409	104,177
PG&E	8,221	393,128
Pinnacle West Capital	2,096	86,271
PPL	10,111	271,986
Progress Energy	6,231	280,395
Progress Energy (CVO)* (B)	7,250	—
Public Service Enterprise Group	10,863	351,418
SCANA	2,307	94,218
Sempra Energy	5,159	275,903
Southern	17,781	673,366
TECO Energy	4,550	80,035
Wisconsin Energy	2,449	145,813
Xcel Energy	10,036	239,459

		8,211,025

Total Common Stock (Cost $266,539,732)		227,092,656

Exchange Traded Fund (0.7%)
SPDR S&P 500 ETF Trust (Cost $1,491,819)	13,273	1,573,249

Short-Term Investment (1.2%)
Goldman Sachs Financial Square Prime Obligation Money Market Fund, 0.130% (C) (Cost $2,796,242)	2,796,242	2,796,242

Total Investments — 99.5% (Cost $270,827,793)		$231,462,147

Percentages are based on Net Assets of $232,610,243.

*	Non income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2010, was $0 and represented 0% of net assets.

(C)	The rate reported is the 7 day effective yield as of October 31, 2010.

Cl — Class

October 31, 2010
United Association S&P 500 Index Fund — concluded
CVO — Contingent Value Obligation
Ltd. — Limited
REIT — Real Estate Investment Trust
ETF — Exchange Traded Fund
SPDR — Standard & Poor’s Depositary Receipts

Amounts designated as “—” are either $0 or have been rounded to $0.
A summary of the open long S&P 500 Index futures contracts held by the Fund at October 31, 2010, is as follows:

Number of	Contract		Unrealized
Contracts	Value	Expiration	Appreciation
56	$3,303,160	December 2010	$162,194
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
As of October 31, 2010

United
Association
S&P 500 Index
Fund

Assets:
Investments at Value (Cost $269,806,736)	$230,843,267
Affiliated Investment at Value (Cost $1,021,057)	618,880
Cash	6,396
Receivable for Capital Shares Sold	756,900
Dividends Receivable	253,173
Deposits with Brokers for Open Futures	252,000
Receivable due from Distributor	25,635
Variation Margin Receivable	1,120
Prepaid Expenses	13,682

Total Assets	232,771,053

Liabilities:
Payable due to Distribution Fees	32,059
Payable due to Investment Adviser	18,444
Payable for Capital Shares Redeemed	12,264
Payable due to Administrator	3,883
Chief Compliance Officer Fees Payable	3,232
Payable due to Trustees’	1,837
Payable due to Custodian	971
Other Accrued Expenses	88,120

Total Liabilities	160,810

Net Assets	$232,610,243

Net Assets Consist of:
Paid-in-Capital	325,406,443
Undistributed Net Investment Income	246,885
Accumulated Net Realized Loss on Investments and Futures Contracts	(53,839,633)
Net Unrealized Depreciation on Investments	(39,365,646)
Net Unrealized Appreciation on Futures Contracts	162,194

Net Assets	$232,610,243

Class I:
Net Asset Value, Offering and Redemption Price Per Share — Institutional Shares ($203,743,543 ÷ 23,572,637 shares)	$8.64

Class II:
Net Asset Value, Offering and Redemption Price Per Share — Retail Shares ($28,866,700 ÷ 3,345,009 shares)	$8.63

The accompanying notes are an integral part of the financial statements.

Statement of Operations
For the year ended October 31, 2010

United
Association
S&P 500 Index
Fund

Investment Income:
Dividends	$5,099,286
Dividends from Affiliated Investment	4,534

Total Income	5,103,820

Expenses:
Investment Advisory Fees	216,583
Administration Fees	45,593
Distribution Fees — Class II	27,632
Chief Compliance Officer Fees	10,037
Trustees’ Fees	8,539
Transfer Agent Fees	110,437
Professional Fees	72,343
Printing Fees	33,199
Registration Fees	19,026
Custodian Fees	11,401
Other Expenses	36,320

Total Expenses	591,110
Less: Distribution Fees — Class II Waived	(13,817)

Net Expenses	577,293

Net Investment Income	4,526,527

Realized and Unrealized Gain (Loss):
Net Realized Gain on Investments	10,786,078
Net Realized Gain on Affiliated Investment	18,812
Net Realized Gain on Futures	262,645
Net Change in Unrealized Appreciation (Depreciation) on Investments	18,018,651
Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investment	28,414
Net Change in Unrealized Appreciation (Depreciation) on Futures	180,346

Net Realized and Unrealized Gain	29,294,946

Net Increase in Net Assets Resulting from Operations	$33,821,473

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	United Association
	S&P 500 Index
	Fund
	11/1/09	11/1/08-
	10/31/10	10/31/09
Operations:

Net Investment Income	$4,526,527	$3,950,086
Net Realized Gain on Investments (Including Gain (Loss) on Affiliated Investment)	10,804,890	1,631,320
Net Realized Gain (Loss) on Futures Contracts	262,645	(307,730)
Net Change in Unrealized Appreciation (Depreciation) on Investments (Including Appreciation (Depreciation) on Affiliated Investment)	18,047,065	16,305,029
Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	180,346	375,476

Net Increase in Net Assets Resulting from Operations	33,821,473	21,954,181

Dividends:
Net Investment Income
Class I	(3,999,116)	(3,491,783)
Class II	(540,854)	(518,797)

Net Decrease in Net Assets from Dividends	(4,539,970)	(4,010,580)

Capital Share Transactions:
Class I
Issued	22,627,786	31,211,198
Reinvestments of Dividends	3,977,944	3,331,257
Redeemed	(34,257,291)	(8,840,826)

Net Increase (Decrease) in Class I Capital Share Transactions	(7,651,561)	25,701,629

Class II
Issued	4,714,041	8,307,539
Reinvestments of Dividends	540,614	517,930
Redeemed	(6,261,044)	(8,184,223)

Net Increase (Decrease) in Class II Capital Share Transactions	(1,006,389)	641,246

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,657,950)	26,342,875

Total Increase in Net Assets	20,623,553	44,286,476

Net Assets:
Beginning of Year	211,986,690	167,700,214
End of Year (including undistributed net investment income of $246,885 and $212,591, respectively)	$232,610,243	$211,986,690

Share Transactions:
Class I
Issued	2,797,585	4,753,121
Reinvestments of Dividends	487,323	506,079
Redeemed	(4,167,388)	(1,278,733)

Net Increase (Decrease) in Shares Outstanding from Class I Share Transactions	(882,480)	3,980,467

Class II
Issued	591,467	1,311,720
Reinvestments of Dividends	66,275	78,710
Redeemed	(764,348)	(1,271,891)

Net Increase (Decrease) in Shares Outstanding from Class II Share Transactions	(106,606)	118,539

The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout Each Year

												Ratio of
												Expenses
			Net Realized									to Average
			and									Net Assets	Ratio of Net
	Net Asset		Unrealized		Dividends						Ratio of Net	(Excluding	Investment
	Value,	Net	Gains	Total	from Net		Net Asset			Net Assets	Expenses	Waivers and	Income	Portfolio
	Beginning	Investment	(Losses) on	from	Investment	Total	Value, End	Total		End of Year	to Average	Fees Paid	to Average	Turnover
	of Year	Income(1)	Investments(1)	Operations	Income	Dividends	of Year	Return†		(000)	Net Assets	Indirectly)	Net Assets	Rate
United Association S&P 500 Index Fund

Class I

2010	$7.60	$0.16	$1.04	$1.20	$(0.16)	$(0.16)	$8.64	15.99%		$203,744	0.25%	0.25%	1.99%	24%
2009	7.05	0.15	0.55	0.70	(0.15)	(0.15)	7.60	10.29		185,803	0.28	0.28	2.19	14
2008	11.23	0.19	(4.18)	(3.99)	(0.19)	(0.19)	7.05	(35.95)		144,247	0.23	0.23	1.95	18
2007	9.97	0.19	1.26	1.45	(0.19)	(0.19)	11.23	14.66	*	251,686	0.18	0.20	1.78	13
2006	8.73	0.17	1.25	1.42	(0.18)	(0.18)	9.97	16.39	*	347,477	0.10 (2)	0.13	1.80	13

Class II

2010	$7.59	$0.16	$1.04	$1.20	$(0.16)	$(0.16)	$8.63	15.95	%**	$28,867	0.30%	0.35%	1.95%	24%
2009	7.04	0.14	0.56	0.70	(0.15)	(0.15)	7.59	10.25	**	26,184	0.33	0.38	2.16	14
2008	11.21	0.18	(4.16)	(3.98)	(0.19)	(0.19)	7.04	(35.96	)**	23,453	0.28	0.33	1.90	18
2007	9.96	0.18	1.25	1.43	(0.18)	(0.18)	11.21	14.52	*	34,924	0.24	0.25	1.66	13
2006	8.72	0.16	1.25	1.41	(0.17)	(0.17)	9.96	16.35	*	9,981	0.16 (2)	0.18	1.74	13

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

**	Total Return would have been lower had the Distributor not waived a portion of its fee.

(1)	Per share data calculated using the average shares method.

(2)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, there would have been no effect on the ratio.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2010
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the “Fund”). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.
Security Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements
October 31, 2010
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For details of the investment classification, refer to the Schedule of Investments.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investments in
Securities	Level 1	Level 2	Level 3		Total

Common Stock	$227,092,656	$—	$—	†	$227,092,656
Short-Term Investment	2,796,242	—	—		2,796,242
Exchange Traded Fund	1,573,249	—	—		1,573,249

Total Investments in Securities	$231,462,147	$—	$—		$231,462,147

Other Financial
Instruments	Level 1	Level 2	Level 3		Total

Futures Contracts*	$162,194	$—	$—		$162,194

†	As of October 31, 2010, the Fund held Progress Energy (CVO) which utilized Level 3 inputs and has a fair value of zero.

*	Futures contracts are valued at the unrealized appreciation on the instrument.
The following is a reconciliation of changes in fair value of investments classified as Level 3 for the year ended October 31, 2010:

Common Stock
Balance as of October 31, 2009	$—
Net realized gains from sale of investments	—
Net change in unrealized depreciation on investments	—
Purchases	—
Proceeds from sale of investments	—

Balance as of October 31, 2010	$—

For the year ended October 31, 2010, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For the year ended October 31, 2010, there were no significant changes to the Fund’s fair value methodologies.
Valuation of Futures: Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.
Security Transactions and Investment Income: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis from settlement date. Dividend income is recorded on the ex-date.
Investments in Real Estate Investment Trusts (“REITs”): Dividend income is recorded based on the income included in distributions from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Futures Contracts: The Fund invests in S&P 500 Index futures contracts. The Funds’ investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

Notes to Financial Statements
October 31, 2010
Federal Income Taxes: It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
As of and during the year ended October 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.
Classes: Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions With Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.
PNC Bank, National Association (the “Custodian”) acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. PNC Capital Advisors, LLC (the “Adviser”) is an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.
As disclosed in the Schedule of Investments, the Fund owns securities issued by PNC Financial Services Group, Inc. The following is a summary of the transactions in affiliated securities for the year ended October 31, 2010.
The PNC Financial Services Group

Change in
			Unrealized	Realized
Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
10/31/09	at Cost	from Sales	(Depreciation)	(Loss)	10/31/10	Income

$464,245	$180,169	$(72,760)	$28,414	$18,812	$618,880	$4,534
4. Administration, Distribution, and Transfer Agent Agreements:
The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund’s average daily net assets, subject to a minimum fee of $30,000, as described in the Administration Agreement. For more information on these fees please see the Fund’s current prospectus and Statement of Additional Information.
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. For Class II shares of the Fund, the maximum annual distribution fee under the Plan is 0.10% of the average daily net assets of the Fund. The Distributor has voluntarily agreed to limit this amount to 0.05% of the Fund’s average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers

Notes to Financial Statements
October 31, 2010
and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. For the year ended October 31, 2010, the Distributor waived $13,817 in distribution fees.
State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.
5. Investment Advisory Agreement:
The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Board.
For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2010, were as follows:

Purchases	$52,356,218
Sales	60,678,093
There were no purchases or sales of U.S. Government securities during the year ended October 31, 2010.
7. Federal Tax Information:
The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund’s fiscal year ended October 31, 2010 financial statements, with respect to Federal income tax disclosure, are based on the facts as of October 31, 2010 and are subject to change.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

Increase	Increase
(Decrease)	(Decrease)
Undistributed	Accumulated	Increase
Net Investment	Net Realized	(Decrease) Paid
Income	Loss	in Capital
$47,737	$(47,737)	$—
The tax character of dividends and distributions paid during the years noted below were as follows:

	Ordinary
	Income	Total
2010	$4,539,970	$4,539,970
2009	4,010,580	4,010,580
As of October 31, 2010, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$206,742
Capital Loss Carryforwards	(49,855,260)
Unrealized Depreciation	(43,025,633)
Other Temporary Differences	(122,049)

Total Accumulated Losses	$(92,796,200)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of October 31, 2010, the Fund had the following capital loss carryforwards:

		Total Capital
Expires	Expires	Loss
2012	2013	Carryforward
$29,668,657	$20,186,603	$49,855,260
During the year ended October 31, 2010 , the Fund utilized $10,903,325 of Capital Loss Carryforwards to offset capital gains.

Notes to Financial Statements
October 31, 2010
For Federal income tax purposes, the cost of securities owned at October 31, 2010, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding futures contracts) by the Fund at October 31, 2010, were as follows:

	Aggregate	Aggregate
Federal	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$274,649,974	$34,033,100	$(77,220,927)	$(43,187,827)
8. Other:
At October 31, 2010, 27% of total Class I Shares were held by two record Shareholders and 63% of the total Class II Shares were held by one record Shareholder. These Shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
9. New Accounting Pronouncement:
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
10. Subsequent Event:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
The Advisors’ Inner Circle Fund and Shareholders of
United Association S&P 500 Index Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United Association S&P 500 Index Fund (one of the funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2010

Disclosure of Fund Expenses (Unaudited)
October 31, 2010
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
•	Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•	Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	5/01/10	10/31/10	Ratios	Period*
United Association S&P 500 Index Fund — Class I

Actual Fund Return	$1,000.00	$1,004.00	0.26%	$1.31
Hypothetical 5% Return	1,000.00	1,023.89	0.26	1.33

United Association S&P 500 Index Fund — Class II

Actual Fund Return	$1,000.00	$1,003.70	0.31%	$1.57
Hypothetical 5% Return	1,000.00	1,023.64	0.31	1.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trustees and Officers of The Advisors’ Inner Circle Fund
(Unaudited)
Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-766-8043. The following chart lists Trustees and Officers as of October 31, 2010.

				Number of
				Portfolios
		Term of		in The Advisors’
	Position(s)	Office and		Inner Circle Fund
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Age[1]	the Trust	Time Served[2]	During Past 5 Years	Board Member	Held by Board Member[3]

INTERESTED BOARD MEMBERS
ROBERT A. NESHER 64 yrs. old	Chairman of the Board of Trustees	(Since 1991)	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P,, SEI Structured Credit Fund, L.P., SEI Multi-Strategy Funds plc., and SEI Islamic Investments Fund plc.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 70 yrs. old	Trustee	(Since 1992)	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds. SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Limited and SEI Investments — Unit Trust Management (UK) Limited.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

Trustees and Officers of The Advisors’ Inner Circle Fund
(Unaudited) (continued)

				Number of
				Funds
		Term of		in The Advisors’
	Position(s)	Office and		Inner Circle Fund
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Other Directorships
Age[1]	the Trust	Time Served[2]	During Past 5 Years	Board Member	Held by Board Member[3]

INDEPENDENT BOARD MEMBERS
JAMES M. STOREY 79 yrs. old	Trustee	(Since 1994)	Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987 – December 1993.	34	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, Massachusetts Health and Education Tax-Exempt Trust, and U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

GEORGE J. SULLIVAN, JR. 67 yrs. old	Trustee	(Since 1999)	Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	34	Trustee of the Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

BETTY L. KRIKORIAN 67 yrs. old	Trustee	(Since 2005)	Vice President Compliance, AARP Financial Inc. since September 2008. Self-employed Legal and Financial Services Consultant since 2003. In-house Counsel, Street Bank Global Securities and Cash Operations from 1995 to 2003.	34	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

CHARLES E. CARLBOM 76 yrs. old	Trustee	(Since 2005)	Self-employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	34	Director, Crown Pacific, Inc. Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

1	Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

Number of
Funds
		Term of		in The Advisors’
	Position(s)	Office and		Inner Circle Fund	Other Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by Board
Age[1]	the Trust	Time Served[2]	During Past 5 Years	Board Member	Member/Officer[3]

INDEPENDENT BOARD MEMBERS (continued)
MITCHELL A. JOHNSON 68 yrs. old	Trustee	(Since 2005)	Retired.	34	Trustee of the Advisors’ Inner Circle Fund II, and Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

JOHN K. DARR 66 yrs. old	Trustee	(Since 2008)	CEO, Office Finance, FHL Banks from 1992 to 2007	34	Director of Federal Home Loan Bank of Pittsburgh and Manna Inc. and Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

OFFICERS
PHILIP T. MASTERSON 46 yrs. old	President	(Since 2008)	Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.	N/A	N/A

MICHAEL LAWSON 50 yrs. old	Treasurer, Controller and Chief Financial Officer	(Since 2005)	Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments, Fund Accounting from April 1995 to February 1998 and November 1998 to July 2005.	N/A	N/A

RUSSELL EMERY 47 yrs. old	Chief Compliance Officer	(Since 2006)	Director of Investment Product Management and Development at SEI Investments since February 2003. Senior Investment Analyst, Equity team at SEI Investments from March 2000 to February 2003.	N/A	N/A

Trustees and Officers of The Advisors’ Inner Circle Fund
(Unaudited) (concluded)

Number of
Funds
		Term of		in The Advisors’	Other
	Position(s)	Office and		Inner Circle Fund	Directorships
Name, Address,	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
Age[1]	the Trust	Time Served	During Past 5 Years	Board Member	Board Member

OFFICERS (continued)

JOSEPH M. GALLO 37 yrs. old	Vice President and Secretary	(Since 2007)	Corporate Counsel of SEI since 2007; Associate Counsel, ICMA Retirement Corporation 2004-2007; Federal Investigator, U.S. Department of Labor 2002-2004; U.S. Securities and Exchange Commission—Division of Investment Management, 2003.	N/A	N/A

CAROLYN F. MEAD 53 yrs. old	Vice President and Assistant Secretary	(Since 2007)	Corporate Counsel of SEI since 2007; Associate, Stradley, Ronon, Stevens & Young 2004-2007; Counsel, ING Variable Annuities, 1999-2002.	N/A	N/A

JAMES NDIAYE 42 yrs. old	Vice President and Assistant Secretary	(Since 2004)	Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.	N/A	N/A

TIMOTHY D. BARTO 42 yrs. old	Vice President and Assistant Secretary	(Since 2000)	General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate,Dechert (law firm) from 1997 -1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.	N/A	N/A

MICHAEL BEATTIE 45 yrs. old	Vice President	(Since 2009)	Director of Client Services at SEI since 2004.	N/A	N/A

ANDREW DECKER 47 yrs. old	AML Officer	(Since 2008)	Compliance Office and Product Manager, SEI, 2005-2008. Vice President, Old Mutual Capital, 2000-2005. Operations Director, Prudential Investments, 1998-2000.	N/A	N/A

1	The business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

Notes

Notes

Notes

Investment Adviser:
PNC Capital Advisors, LLC
PNC Tower (13th Floor)
1900 E. 9th Street
Cleveland, OH 44114
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036
Custodian:
PNC Bank, National Association
200 Public Square, 5th Floor
Cleveland, OH 44114
UAF-AR-001-0800

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in
Form N-CSR Item 3(a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust
PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
	approved	approved	approval	approved	approved	approval
(a) Audit Fees	$211,890	$0	$0	$244,818	$0	$0
(b) Audit-Related Fees	$4,000	$0	$0	$0	$0	$0
(c) Tax Fees	$55,000	$0	$0	$0	$0	$0
(d) All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

	2010			2009
			All other fees			All other fees
		All fees and	and services		All fees and	and services
	All fees and	services to	to service	All fees and	services to	to service
	services to	service	affiliates that	services to	service	affiliates that
	the Trust that	affiliates that	did not	the Trust that	affiliates that	did not
	were pre-	were pre-	require pre-	were pre-	were pre-	require pre-
	approved	approved	approval	approved	approved	approval
(a) Audit Fees	$259,524	N/A	N/A	$245,808	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
(e)(1) Not applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2010	2009
Audit-Related Fees	1.9%	0%
Tax Fees	26.0%	0%
All Other Fees	0%	0%
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2010	2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%
(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President
Date: December 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson Philip T. Masterson, President

Date: December 17, 2010

By (Signature and Title)*	/s/ Michael Lawson Michael Lawson, Treasurer,
Controller & CFO
Date: December 17, 2010

*	Print the name and title of each signing officer under his or her signature.